INVESTMENTS (TABLES)	12 Months Ended
Dec. 31, 2012
Investments Tables [Abstract]
Available For Sale Securities [Text Block]
Available-for-Sale Securities by Classification

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTI
	Cost	Gains	Losses	Value	in AOCI(3)

	(In Millions)
December 31, 2012:
Fixed Maturities:
Corporate	$1,553	$167	$1	$1,719	$0
U.S. Treasury, government
and agency	106	7	0	113	0
States and political subdivisions	25	3	0	28	0
Foreign governments	2	0	0	2	0
Commercial mortgage-backed	57	5	27	35	2
Residential mortgage-backed (1)	19	1	0	20	0
Asset-backed (2)	9	2	0	11	0
Redeemable preferred stock	97	2	1	98	0
Total at December 31, 2012	$1,868	$187	$29	$2,026	$2

December 31, 2011:
Fixed Maturities:
Corporate	$1,554	$147	$8	$1,693	$0
U.S. Treasury, government
and agency	99	6	0	105	0
States and political subdivisions	21	1	0	22	0
Foreign governments	4	0	0	4	0
Commercial mortgage-backed	63	0	34	29	2
Residential mortgage-backed (1)	26	2	0	28	0
Asset-backed (2)	9	1	0	10	0
Redeemable preferred stock	81	0	5	76	0
Total at December 31, 2011	$1,857	$157	$47	$1,967	$2

Investments Classified By Contractual Maturity Date [Table Text Block]
Available-for-Sale Fixed Maturities
Contractual Maturities at December 31, 2012

	Amortized Cost	Fair Value

	(In Millions)

Due in one year or less	$346	$356
Due in years two through five	516	568
Due in years six through ten	660	761
Due after ten years	164	177
Subtotal	1,686	1,862
Commercial mortgage-backed securities	57	35
Residential mortgage-backed securities	19	20
Asset-backed securities	9	11
Total	$1,771	$1,928

Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Table Text Block]
	December 31,
	2012	2011	2010

	(In Millions)

Proceeds from sales	$13	$20	$88

Gross gains on sales	$2	$1	$4
Gross losses on sales	$0	$1	$2

Total OTTI	$(7)	$(2)	$(56)
Non-credit losses recognized in OCI	0	0	2
Credit losses recognized in earnings (loss)	$(7)	$(2)	$(54)

Fixed Maturities Credit Loss Impairments [Table Text Block]
Fixed Maturities - Credit Loss Impairments

	2012	2011

	(In Millions)

Balances at January 1,	$(74)	$(83)
Previously recognized impairments on securities that matured, paid, prepaid or sold	9	11
Recognized impairments on securities impaired to fair value this period(1)	0	0
Impairments recognized this period on securities not previously impaired	(6)	(2)
Additional impairments this period on securities previously impaired	(1)	0
Increases due to passage of time on previously recorded credit losses	0	0
Accretion of previously recognized impairments due to increases in expected cash flows	0	0
Balances at December 31,	$(72)	$(74)

Unrealized Gain Loss On Investments [Table Text Block]
	December 31,
	2012	2011

	(In Millions)

AFS Securities:
Fixed maturities:
With OTTI loss	$2	$(5)
All other	156	115
Net Unrealized (Gains) Losses	$158	$110

Unrealized Gain Loss On Investments With Other Than Temporary Impairment [Table Text Block]
Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses

				AOCI Gain
	Net			(Loss) Related
	Unrealized		Deferred	to Net
	Gains		Income	Unrealized
	(Losses) on	DAC and	Tax Asset	Investment
	Investments	VOBA	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2012	$(5)	$1	$2	$(2)
Net investment gains (losses) arising during the period	6	0	0	6
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	1	0	0	1
Excluded from Net earnings (loss)(1)	0	0	0	0
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	(2)	0	(2)
Deferred income taxes	0	0	(2)	(2)
Balance, December 31, 2012	$2	$(1)	$0	$1

Balance, January 1, 2011	$(3)	$0	$1	$(2)
Net investment gains (losses) arising during the period	(2)	0	0	(2)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	0	0	0	0
Excluded from Net earnings (loss)(1)	0	0	0	0
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	1	0	1
Deferred income taxes	0	0	1	1
Balance, December 31, 2011	$(5)	$1	$2	$(2)

Other Net Unrealized Investment Gains Losses In Accumulated Other Comprehensive Income [Table Text Block]
All Other Net Unrealized Investment Gains (Losses) in AOCI

				AOCI Gain
	Net			(Loss) Related
	Unrealized		Deferred	to Net
	Gains		Income	Unrealized
	(Losses) on	DAC and	Tax Asset	Investment
	Investments	VOBA	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2012	$115	$(27)	$(31)	$57
Net investment gains (losses) arising during the period	37	0	0	37
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	4	0	0	4
Excluded from Net earnings (loss)(1)	0	0	0	0
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	(4)	0	(4)
Deferred income taxes	0	0	(13)	(13)
Balance, December 31, 2012	$156	$(31)	$(44)	$81

Balance, January 1, 2011	$77	$(6)	$(24)	$47
Net investment gains (losses) arising during the period	36	0	0	36
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	2	0	0	2
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	(21)	0	(21)
Deferred income taxes	0	0	(7)	(7)
Balance, December 31, 2011	$115	$(27)	$(31)	$57

Schedule Of Unrealized Loss On Investments [Table Text Block]
	Less Than 12 Months		12 Months or Longer		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(In Millions)
December 31, 2012
Fixed Maturities:
Corporate	$44	$0	$14	$(1)	$58	$(1)
U.S. Treasury, government
and agency	1	0	0	0	1	0
Foreign governments	0	0	2	0	2	0
Commercial mortgage-backed	0	(1)	26	(26)	26	(27)
Redeemable preferred stock	14	0	30	(1)	44	(1)

Total	$59	$(1)	$72	$(28)	$131	$(29)

December 31, 2011
Fixed Maturities:
Corporate	$105	$(6)	$13	$(2)	$118	$(8)
U.S. Treasury, government
and agency	0	0	0	0	0	0
Foreign governments	0	0	2	0	2	0
Commercial mortgage-backed	1	(2)	27	(32)	28	(34)
Redeemable preferred stock	29	(2)	30	(3)	59	(5)

Total	$135	$(10)	$72	$(37)	$207	$(47)

Allowance For Credit Losses On Financing Receivables [Table Text Block]
	Commercial Mortgage Loans
	2012	2011	2010

	(In Millions)
Allowance for credit losses:
Beginning Balance, January 1,	$3	$2	$2
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	1	1	0
Ending Balance, December 31,	$4	$3	$2

Ending Balance, December 31,:
Individually Evaluated for Impairment	$4	$3	$2

Collectively Evaluated for Impairment	$0	$0	$0

Loans Acquired with Deteriorated Credit Quality	$0	$0	$0

Debt Service Coverage Ratio [Table Text Block]
Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2012

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loans

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$4	$0	$17	$0	$12	$0	$33
50% - 70%	0	0	0	6	0	0	6
70% - 90%	0	0	0	0	0	0	0
90% plus	10	0	0	0	0	0	10
Total Commercial
Mortgage Loans	$14	$0	$17	$6	$12	$0	$49

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2011

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loans

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$5	$0	$17	$0	$1	$0	$23
50% - 70%	0	0	0	41	0	0	41
70% - 90%	0	0	0	6	0	0	6
90% plus	10	0	0	0	0	0	10
Total Commercial
Mortgage Loans	$15	$0	$17	$47	$1	$0	$80

Agricultural Mortgage Loans(1)
0% - 50%	$1	$0	$5	$9	$1	$21	$37
50% - 70%	1	0	2	2	3	2	10
70% - 90%	0	0	0	0	0	0	0
90% plus	0	0	0	0	0	0	0
Total Agricultural
Mortgage Loans	$2	$0	$7	$11	$4	$23	$47

Total Mortgage Loans(1)
0% - 50%	$6	$0	$22	$9	$2	$21	$60
50% - 70%	1	0	2	43	3	2	51
70% - 90%	0	0	0	6	0	0	6
90% plus	10	0	0	0	0	0	10

Total Mortgage Loans	$17	$0	$24	$58	$5	$23	$127

Age Analysis Of Past Due Mortgage Loans [Table Text Block]
	Age Analysis of Past Due Mortgage Loans

							Recorded
							Investment
						Total	> 90 Days
	30-59	60-89	90 Days			Financing	and
	Days	Days	or >	Total	Current	Receivables	Accruing

	(In Millions)
December 31, 2012
Commercial	$0	$0	$0	$0	$49	$49	$0
Agricultural	0	0	0	0	0	0	0
Total Mortgage Loans	$0	$0	$0	$0	$49	$49	$0

December 31, 2011
Commercial	$0	$0	$0	$0	$80	$80	$0
Agricultural	0	0	0	0	47	47	0
Total Mortgage Loans	$0	$0	$0	$0	$127	$127	$0

Impaired Mortgage Loans [Table Text Block]
Impaired Mortgage Loans

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment(1)	Recognized

	(In Millions)
December 31, 2012
With no related allowance recorded:
Commercial mortgage loans - other	$0	$0	$0	$0	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$0	$0	$0	$0	$0

With related allowance recorded:
Commercial mortgage loans - other	$10	$10	$(4)	$10	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$10	$10	$(4)	$10	$0

December 31, 2011
With no related allowance recorded:
Commercial mortgage loans - other	$0	$0	$0	$0	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$0	$0	$0	$0	$0

With related allowance recorded:
Commercial mortgage loans - other	$10	$10	$(3)	$10	$0
Agricultural mortgage loans	0	0	0	0	0
Total	$10	$10	$(3)	$10	$0

Equity Investments [Table Text Block]
	2012	2011

	(In Millions)

Balance at January 1,	$72	$76
Equity in net earnings (loss)	2	(2)
Impact of repurchase/issuance of AllianceBernstein Units	(2)	2
Dividends received	(3)	(4)
Balance at December 31,	$69	$72

Schedule of Derivative Instruments [Table Text Block]
Derivative Instruments by Category

		Fair Value
				Gains (Losses)
	Notional	Asset	Liability	Reported In
	Amount	Derivatives	Derivatives	Earnings (Loss)

	(In Millions)
At or For the Year Ended December 31, 2012:

Freestanding derivatives:
Equity contracts:(1)
Options	$29	$2	$1	$0

Net investment income (loss)				0

Embedded derivatives:
GMIB reinsurance contracts (2)	0	7	0	(2)

Balances, December 31, 2012	$29	$9	$1	$(2)

At or For the Year Ended December 31, 2011:

Freestanding derivatives:
Equity contracts:(1)
Options	$3	$0	$0	$0

Net investment income (loss)				0

Embedded derivatives:
GMIB reinsurance contracts (2)	0	9	0	7

Balances, December 31, 2011	$3	$9	$0	$7

Net Investment Income Loss Investments Gains Losses [Table Text Block]
	2012	2011	2010

	(In Millions)

Fixed maturities	$97	$102	$106
Mortgage loans on real estate	9	10	10
Policy loans	8	8	8
Other equity investments	0	0	(1)

Gross investment income (loss)	114	120	123

Investment expenses	(4)	(4)	(4)

Net Investment Income (Loss)	$110	$116	$119

Investment Gains Losses Net Including Changes In Valuation Allowances [Table Text Block]
	2012	2011	2010

	(In Millions)

Fixed maturities	$(5)	$(2)	$(47)
Impact of (repurchase) issuance of AllianceBernstein Units	(2)	2	(2)
Mortgage loans on real estate	2	(1)	1
Investment Gains (Losses), Net	$(5)	$(1)	$(48)